Document and Entity Information	Oct. 18, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001555280
Document Type	8-K
Document Period End Date	Oct. 18, 2021
Entity Registrant Name	Zoetis Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35797
Entity Tax Identification Number	46-0696167
Entity Address, Address Line One	10 Sylvan Way
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	(973)
Local Phone Number	822-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ZTS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false